UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	09/30

Date of reporting period:	3/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS Tax-Exempt California Money Market Fund March 31, 2009

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2008 to March 31, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2009
Actual Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/09	$ 1,003.10	$ 1,005.60
Expenses Paid per $1,000*	$ 3.55	$ 1.25
Hypothetical 5% Portfolio Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/09	$ 1,021.39	$ 1,023.68
Expenses Paid per $1,000*	$ 3.58	$ 1.26
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax-Exempt California Money Market Fund	.71%	.25%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	3/31/09	9/30/08

Municipal Investments: Municipal Variable Rate Demand Notes	91%	92%
Municipal Bonds and Notes	9%	8%
	100%	100%
Weighted Average Maturity	3/31/09	9/30/08

Tax-Exempt California Money Market Fund	7 days	19 days
iMoney Net State Specific Retail California Money Fund Average*	27 days	33 days
* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Funds Average Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 5. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund is posted twice each month to www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted on or after month-end and portfolio holdings as of each month-end are posted on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2009 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
California
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.72%*, 11/1/2029, Wells Fargo Bank NA (a)	1,977,000	1,977,000
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing, Inc. Project, Series A, AMT, 0.72%*, 4/1/2034, Comerica Bank (a)	3,200,000	3,200,000
Alameda County, CA, Industrial Development Authority Revenue, Caravan Trading Co., AMT, 0.72%*, 4/1/2014, Comerica Bank (a)	2,825,000	2,825,000
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 0.72%*, 8/1/2035, Comerica Bank (a)	4,250,000	4,250,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.72%*, 3/1/2032, Comerica Bank (a)	2,480,000	2,480,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.35%*, 12/15/2032	1,000,000	1,000,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Arbors Apartments, Series A, 0.35%*, 12/15/2032	2,650,000	2,650,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C, 0.25%*, 4/1/2039	2,000,000	2,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.64%*, 4/1/2023	20,400,000	20,400,000
California, Communities Program Note Participations, Tax & Revenue Anticipation Notes, Series A-4, 3.0%, 6/30/2009	3,000,000	3,009,895
California, Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series G, 0.35%*, 7/1/2038	8,000,000	8,000,000
California, Housing Finance Agency Revenue, Home Mortgage, Series C, AMT, 1.5%*, 8/1/2037	1,900,000	1,900,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 3.5%*, 2/1/2033	6,600,000	6,600,000
Series C, AMT, 0.45%*, 2/1/2037	1,975,000	1,975,000
Series C, AMT, 0.45%*, 8/1/2037	2,575,000	2,575,000
California, Las Virgenes Unified School District, Series 2008-3044X, 144A, 0.79%*, 8/1/2031 (b)	6,500,000	6,500,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.69%*, 1/1/2020, JPMorgan Chase Bank (a)	4,945,000	4,945,000
California, School Cash Reserve Program, Certificates of Participation, Series A, 3.0%, 7/6/2009, US Bank NA (a)	4,555,000	4,572,836
California, State Department of Water Resources, Power Supply Revenue, Series C-1, 0.8%*, 5/1/2022, Dexia Credit Local (a)	5,000,000	5,000,000
California, State University Revenue, Series 2008-3014X, 144A, 0.79%*, 11/1/2039 (b)	4,935,000	4,935,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 0.54%*, 9/1/2046	8,765,000	8,765,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.54%*, 10/1/2036	8,215,000	8,215,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.28%*, 9/1/2030, KBC Bank NV (a)	8,000,000	8,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.64%*, 5/15/2018, JPMorgan Chase Bank (a)	7,600,000	7,600,000
Series 2681, 144A, AMT, 0.79%*, 5/15/2018, JPMorgan Chase Bank (a)	6,190,000	6,190,000
California, University of California Revenues, Series 2169, 144A, 0.44%*, 5/15/2031 (b)	5,435,000	5,435,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 0.67%*, 12/1/2032, Citibank NA (a)	1,000,000	1,000,000
Delano, CA, Certificates of Participation, Delano Regional Medical Center, 0.5%*, 1/1/2020, Comerica Bank (a)	15,375,000	15,375,000
Fresno, CA, Water System Revenue, Municipal Securities Trust Receipts, SGA 153, "A", 144A, 0.58%*, 6/1/2024, Societe Generale (a)	4,700,000	4,700,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 0.5%*, 3/15/2033	2,200,000	2,200,000
Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 0.4%*, 9/1/2009, Bank One NA (a)	1,000,000	1,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.3%*, 12/1/2032	11,300,000	11,300,001
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 0.3%*, 4/1/2031	10,850,000	10,850,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2009	6,000,000	6,021,261
Novato, CA, Multi-Family Revenue, Senior Housing Project, 0.4%*, 10/1/2032, Bank of the West (a)	2,120,000	2,120,000
Orange County, CA, 1.35%, 4/7/2009	5,000,000	5,000,000
Orange County, CA, Water District, 0.55%, 4/8/2009	1,450,000	1,450,000
Richmond, CA, Wastewater Revenue, Series A, 0.37%*, 8/1/2037, Union Bank of CA NA (a)	4,000,000	4,000,000
San Bernardino County, CA, Multi-Family Housing Revenue, Series A, 0.46%*, 7/1/2014	2,350,000	2,350,000
San Diego County, CA, Water Authority, 1.35%, 4/1/2009	2,000,000	2,000,000
San Diego, CA, Certificates of Participation, 0.79%*, 12/1/2028, Comerica Bank (a)	1,825,000	1,825,000
San Diego, CA, RBC Municipal Products, Inc. Trust, Series E-3, AMT, 144A, 0.59%*, 9/1/2037, Royal Bank of Canada (a)	4,495,000	4,495,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.81%*, 12/1/2018	11,685,000	11,685,000
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, Series A, 0.23%*, 6/1/2039, Bank of Nova Scotia, California State Teachers' Retirement System (a)	3,000,000	3,000,000
Santa Clara, CA, Electric Revenue, Series B, 0.8%*, 7/1/2027, Dexia Credit Local Bank (a)	5,000,000	5,000,000
Triunfo County, CA, Sanitation District Revenue, 0.3%*, 6/1/2019, BNP Paribas (a)	2,300,000	2,300,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.69%*, 9/1/2011, Bank of America NA (a)	3,405,000	3,405,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $236,075,993)+	99.8	236,075,993
Other Assets and Liabilities, Net	0.2	570,014
Net Assets	100.0	236,646,007
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2009.
+ The cost for federal income tax purposes was $236,075,993.
(a) Security incorporates a letter of credit from the bank listed.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	7.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	236,075,993
Level 3	—
Total	$ 236,075,993

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2009 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 236,075,993
Cash	30,031
Receivable for investments sold	195,000
Interest receivable	525,546
Other assets	33,592
Total assets	236,860,162
Liabilities
Dividends payable	65
Accrued management fee	3,596
Accrued expenses and other liabilities	210,494
Total liabilities	214,155
Net assets, at value	$ 236,646,007
Net Assets Consist of
Undistributed net investment income	25,803
Paid-in capital	236,620,204
Net assets, at value	$ 236,646,007
Premier Shares Net Asset Value, offering and redemption price per share ($236,638,972 ÷ 236,613,823 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($7,035 ÷ 7,036 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2009 (Unaudited)
Investment Income
Income: Interest	$ 1,721,253
Expenses: Management fee	156,001
Administration fee	130,001
Services to shareholders	291,268
Custodian fee	7,753
Distribution fee	428,994
Professional fees	50,278
Trustees' fees and expenses	3,970
Reports to shareholders	24,619
Registration fees	18,984
Other	55,252
Total expenses, before expense reductions	1,167,120
Expense reductions	(245,105)
Total expenses, after expense reductions	922,015
Net investment income	799,238
Net increase (decrease) in net assets resulting from operations	$ 799,238

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
Operations: Net investment income	$ 799,238	$ 2,804,876
Net realized gain (loss)	—	18,359
Net increase (decrease) in net assets resulting from operations	799,238	2,823,235
Distributions to shareholders from: Net investment income: Premier Shares	(803,717)	(2,804,852)
Institutional Shares	(21)	(5)
Total distributions	(803,738)	(2,804,857)
Fund share transactions: Proceeds from shares sold	147,488,305	274,781,143
Reinvestment of distributions	837,844	2,797,217
Cost of shares redeemed	(132,755,446)	(173,165,754)
Net increase (decrease) in net assets from Fund share transactions	15,570,703	104,412,606
Increase (decrease) in net assets	15,566,203	104,430,984
Net assets at beginning of period	221,079,804	116,648,820
Net assets at end of period (including undistributed net investment income of $25,803 and $30,303, respectively)	$ 236,646,007	$ 221,079,804

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Premier Shares Years Ended September 30,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.018	.026	.023	.014	.004
Less distributions from net investment income	(.003)	(.018)	(.026)	(.023)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.31b**	1.78[b]	2.67	2.29	1.38	.42[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	237	221	117	91	144	141
Ratio of expenses before expense reductions (%)	.90*	.88	.97	.95	.74	.67
Ratio of expenses after expense reductions (%)	.71*	.86	.97	.95	.74	.66
Ratio of net investment income (%)	.61*	1.67	2.66	2.22	1.39	.42
[a] For the six months ended March 31, 2009 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized
Institutional Shares Years Ended September 30,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income (loss)	.006	.002
Less distributions from net investment income	(.006)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	.56c**	.24c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.007	.002
Ratio of expenses before expense reductions (%)	1.76*	2.73*
Ratio of expenses after expense reductions (%)	.25*	.25*
Ratio of net investment income (%)	1.07*	.24**
[a] For the six months ended March 31, 2009 (Unaudited).
[b] For the period from September 9, 2008 (commencement of operations of Institutional Shares) to September 30, 2008.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares to investors: Tax-Exempt California Money Market Fund — Premier Shares ("Premier Shares") and Tax-Exempt California Money Market Fund — Institutional Shares ("Institutional Shares").

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective at the beginning of the Fund's fiscal year. Disclosure about the classification of fair value measurements is included at the end of the Fund's Investment Portfolio.

New Accounting Pronouncement. In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently reviewing the enhanced disclosure requirements for the adoption of FSP 157-4.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income and capital gains to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $500 million of the Fund's average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from October 1, 2008 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of the Premier Shares at 0.90%.

For the period from October 1, 2008 through January 31, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of the Institutional Shares at 0.25%.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The wavier may be changed or terminated at any time without notice. Under these arrangements the Advisor waived expenses on the Premier Shares of the Fund.

Accordingly, for the six months ended March 31, 2009, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $130,130 and the amount imposed aggregated $25,871, which was equivalent to an annualized effective rate of 0.02% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2009, the Advisor received an Administration Fee of $130,001, of which $20,549 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2009
Premier Shares	$ 289,053	$ —	$ 127,325
Institutional Shares	42	42	—
	$ 289,095	$ 42	$ 127,325

Distribution Fee. Under the Fund's Premier Shares 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Premier Shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of the Premier Shares. For the six months ended March 31, 2009, the Distribution Fee for the Premier Shares aggregated $428,994, of which $114,420 was waived and $31,600 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,662, all of which was paid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2009, the Fund's custodian fee was reduced by $507 and $6, respectively, for the custody and transfer agent credits earned.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Shares	147,483,295	$ 147,483,295	274,779,143	$ 274,779,143
Institutional Shares	5,010	5,010	2,000*	2,000*
		$ 147,488,305		$ 274,781,143
Shares issued to shareholders in reinvestment of distributions
Premier Shares	837,822	$ 837,822	2,797,213	$ 2,797,213
Institutional Shares	22	22	4*	4*
		$ 837,844		$ 2,797,217
Shares redeemed
Premier Shares	(132,755,446)	$ (132,755,446)	(173,165,754)	$ (173,165,754)
		$ (132,755,446)		$ (173,165,754)
Net Increase (decrease)
Premier Shares	15,565,671	$ 15,565,671	104,410,602	$ 104,410,602
Institutional Shares	5,032	5,032	2,004*	2,004*
		$ 15,570,703		$ 104,412,606
* For the period from September 9, 2008 (commencement of operations of Institutional Shares) to September 30, 2008.

6. Participation in the Treasury's Temporary Guarantee Program

Premier Shares of the Fund are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury").

The Program is designed to protect the value of accounts in the Premier Shares as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of Premier Shares for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Premier Shares net asset value falls below $0.995 and the Fund is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

Premier Shares bear the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee is equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Other" expense on the Statement of Operations. For the period through March 31, 2009, the Premier Shares accrued $47,671. The Program is set to terminate on September 18, 2009.

Neither the Fund nor Deutsche Investment Management Americas Inc., the Fund's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 29, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 29, 2009